Expected credit loss measurement - Development of ECL allowances and provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	$ (2,507)	$ (2,261)	$ (1,091)
Credit Suisse
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Acquisition of Credit Suisse AG portfolios			(541)
ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(551)	(1,037)
Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	37	14
Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	2	(4)
Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	8	1
Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(12)	18
Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	10	(2)
Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	30	1
Net movement from new and derecognized transactions | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(1)
Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(2)	0
Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(509)	(507)
Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(6)	(12)
Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(8)	(35)
Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(100)	(223)
Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(295)	(167)
Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(100)	(69)
Remeasurements with stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		1
Remeasurements with stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		1
Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(30)	17
Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	27	3
Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	44	(1)
Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	29	(42)
Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(90)	65
Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(40)	(7)
Remeasurements without stage transfers | of which: Sovereigns
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(9)	(37)
Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(7)
Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(49)	(22)
Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	305	(132)
Stages 1 and 2
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(946)
Stages 1 and 2 | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	169
Stages 1 and 2 | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	68
Twelve-month expected credit losses | Stages 1 and 2
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(487)	(700)	(259)
Twelve-month expected credit losses | Stages 1 and 2 | Credit Suisse
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Acquisition of Credit Suisse AG portfolios			(541)
Twelve-month expected credit losses | Stages 1 and 2 | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	175	(457)
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	30	(2)
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(6)	(7)
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	5	(2)
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(6)	8
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	4	(2)
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	33	1
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(1)
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(2)	0
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	32	42
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	2
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	2	8
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	21	17
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	3	6
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	6	8
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		2
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	127	58
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	18	1
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	16	5
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	55	(18)
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	5	31
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	32	39
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Sovereigns
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	12	0
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		1
Twelve-month expected credit losses | Stages 1 and 2 | Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(14)	(14)
Twelve-month expected credit losses | Stages 1 and 2 | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	37	17
Lifetime expected credit losses | Stages 1 and 2
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(459)	(416)	(267)
Lifetime expected credit losses | Stages 1 and 2 | Credit Suisse
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Acquisition of Credit Suisse AG portfolios			0
Lifetime expected credit losses | Stages 1 and 2 | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(71)
Lifetime expected credit losses | Stages 1 and 2 | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(29)
Lifetime expected credit losses | Stages 1 and 2 | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(194)
Lifetime expected credit losses | Stages 1 and 2 | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(76)
Lifetime expected credit losses | Stages 1 and 2 | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(37)
Lifetime expected credit losses | Stages 1 and 2 | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | Stages 1 and 2 | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(74)	(136)
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(21)	9
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	8	3
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	3	3
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(34)	3
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	5	0
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(3)	0
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(53)	(149)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(7)	(3)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(4)	(27)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(20)	(21)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(11)	(59)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(10)	(39)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(1)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	36	12
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	18	16
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	5	3
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	31	(1)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	2	1
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(19)	(8)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Sovereigns
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(21)	(15)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Stages 1 and 2 | Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(35)	(8)
Lifetime expected credit losses | Stages 1 and 2 | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	31	(13)
Lifetime expected credit losses | Stage 3
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(1,253)	(993)	(564)
Lifetime expected credit losses | Stage 3 | Credit Suisse
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Acquisition of Credit Suisse AG portfolios			0
Lifetime expected credit losses | Stage 3 | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(612)	(378)
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	29	7
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	28	7
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(488)	(400)
Lifetime expected credit losses | Stage 3 | Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	(12)
Lifetime expected credit losses | Stage 3 | Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(5)	(16)
Lifetime expected credit losses | Stage 3 | Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(101)	(220)
Lifetime expected credit losses | Stage 3 | Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(287)	(115)
Lifetime expected credit losses | Stage 3 | Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(96)	(38)
Lifetime expected credit losses | Stage 3 | Remeasurements with stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Stage 3 | Remeasurements with stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(153)	14
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(7)	(3)
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	6	(1)
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(25)	(8)
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(97)	44
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(29)	(18)
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: Sovereigns
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(8)
Lifetime expected credit losses | Stage 3 | Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	353	(50)
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(309)	(153)	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Credit Suisse
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Acquisition of Credit Suisse AG portfolios			$ 0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(39)	(67)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements with stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements with stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(40)	(67)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(2)	(11)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	17	(9)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(32)	(16)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	(11)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(23)	(20)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: Sovereigns
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	(22)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	$ (116)	$ (86)